RMB Quality Intermediate Tax-Exempt Municipal Fund
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 83.0%	Par	Value
Alabama - 1.2%
City of Birmingham Regional Water Works, 5.00%, 01/01/2027	$150,000	$152,607
City of Cullman AL, 4.00%, 04/01/2035	20,000	20,270
County of Colbert AL, 4.00%, 10/01/2032	5,000	5,194
County of Shelby AL, 3.75%, 08/15/2037	80,000	79,178
Douglas Water Authority, 3.00%, 07/01/2032	335,000	327,934
Hanceville Waterworks & Sewer Board, 4.00%, 06/01/2029	160,000	160,285
Madison County Board of Education, 5.00%, 09/01/2030	430,000	430,706
Orange Beach Water Sewer & Fire Protection Authority, 4.00%, 05/15/2030	255,000	265,938
		1,442,112

Alaska - 0.3%
State of Alaska, 5.00%, 08/01/2027	335,000	345,945

Arizona - 0.2%
City of Mesa AZ Utility System Revenue, 4.00%, 07/01/2037	115,000	115,009
Pima County Unified School District No 12 Sunnyside, 3.50%, 07/01/2034	100,000	100,009
		215,018

Arkansas - 0.8%
City of Hot Springs AR Waterworks Revenue, 4.00%, 10/01/2038	300,000	303,081
Farmington School District No 6, 3.00%, 02/01/2029	70,000	70,003
Little Rock School District, 3.00%, 02/01/2032	500,000	488,909
Lonoke County School District No 4 Cabot, 4.00%, 02/01/2037	115,000	115,539
Rogers School District No 30, 3.00%, 02/01/2031	35,000	35,001
		1,012,533

California - 0.3%
Arvin Union School District, 0.00%, 11/01/2041 (a)	45,000	23,456
City & County of San Francisco CA, 3.00%, 06/15/2030	315,000	315,003
Galt Joint Union Elementary School District, 3.13%, 08/01/2032	5,000	5,000
Santa Monica-Malibu Unified School District, 4.00%, 08/01/2041	15,000	15,101
University of California, 5.00%, 05/15/2029	25,000	25,705
Wasco Union Elementary School District, 4.00%, 08/01/2033	5,000	5,006
		389,271

Colorado - 1.0%
Basalt & Rural Fire Protection District, 5.00%, 12/01/2035	45,000	49,857
City of Boulder CO Storm Water & Flood Management Revenue, 3.38%, 12/01/2033	90,000	88,634
South Adams County Water & Sanitation District, 3.38%, 12/01/2037	350,000	340,705
Strasburg School District No 31J, 4.00%, 12/01/2039	290,000	292,096
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2038	500,000	506,150
		1,277,442

Connecticut - 2.0%
State of Connecticut, 3.50%, 03/15/2035	405,000	404,988
State of Connecticut Special Tax Revenue
5.00%, 01/01/2029	100,000	104,192
5.00%, 01/01/2030	925,000	962,222
5.00%, 10/01/2032	760,000	799,264
Town of Putnam CT, 3.13%, 02/01/2034	200,000	196,764
University of Connecticut, 5.00%, 05/01/2029	5,000	5,353
		2,472,783

District of Columbia - 0.1%
District of Columbia, 5.00%, 02/01/2029	100,000	106,658

Florida - 5.3%
Central Florida Tourism Oversight District
5.00%, 06/01/2028	150,000	150,545
4.00%, 06/01/2032	800,000	807,342
City of Coral Springs FL, 5.00%, 09/01/2032	250,000	252,428
City of Eustis FL Water & Sewer Revenue, 3.38%, 10/01/2036	95,000	92,742
City of Gainesville FL Utilities System Revenue, 3.38%, 10/01/2034	445,000	441,501
City of Lakeland FL Department of Electric Utilities, 5.00%, 10/01/2028	20,000	21,144
City of Leesburg FL Utility System Revenue, 5.00%, 10/01/2032	100,000	101,158
City of Melbourne FL, 3.00%, 07/01/2034	600,000	570,462
City of Miami Beach FL Stormwater Revenue, 3.75%, 09/01/2036	115,000	115,004
City of Sarasota FL, 3.25%, 07/01/2033	125,000	124,996
City of St Petersburg FL Public Utility Revenue, 4.00%, 10/01/2039	150,000	151,195
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2030	290,000	287,634
County of Manatee FL, 4.00%, 10/01/2038	50,000	50,784
County of Miami-Dade FL, 3.50%, 07/01/2037	1,250,000	1,211,350
County of Orange FL Water Utility System Revenue, 3.00%, 10/01/2032	275,000	270,137
Florida Department of Environmental Protection, 5.00%, 07/01/2027	70,000	72,148
Orlando Utilities Commission, 5.00%, 10/01/2048	1,000,000	1,035,314
School Board of Miami-Dade County, 5.00%, 03/15/2030	20,000	21,781
State of Florida
5.00%, 06/01/2029	100,000	107,506
3.00%, 06/01/2030	200,000	198,522
3.00%, 06/01/2036	215,000	215,074
State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/2028	65,000	68,532
Tohopekaliga Water Authority, 4.00%, 10/01/2036	215,000	215,497
		6,582,796

Georgia - 0.9%
Columbia County Public Facilities Authority, 5.00%, 04/01/2027	30,000	30,744
Forsyth County Water & Sewerage Authority, 5.00%, 04/01/2028	65,000	68,206
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2028	250,000	251,553
Monroe County School District, 5.00%, 02/01/2027	65,000	66,313
Sandy Springs Public Facilities Authority
5.00%, 05/01/2026	410,000	410,865
5.00%, 05/01/2027	285,000	292,889
		1,120,570

Illinois - 2.0%
Adams County School District No 172, 3.63%, 02/01/2037	100,000	99,261
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2030	75,000	75,042
City of Aurora IL, 3.75%, 12/30/2035	445,000	445,027
City of O'Fallon IL, 3.50%, 12/01/2034	190,000	189,957
Cook County Community Consolidated School District No 15 Palatine, 5.00%, 12/01/2028	60,000	63,558
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2026	55,000	55,511
DuPage County Community Unit School District No 202 Lisle, 4.00%, 12/30/2028	405,000	409,084
Illinois State Toll Highway Authority, 4.00%, 12/01/2031	200,000	200,123
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, 4.00%, 12/01/2030	540,000	542,356
Peoria City School District No 150, 3.63%, 01/01/2034	20,000	20,003
Village of Hampshire IL, 5.00%, 12/15/2026	180,000	182,705
Village of Mount Prospect IL, 3.75%, 12/01/2037	30,000	30,020
Village of Plainfield IL Water & Sewer System Revenue, 5.00%, 05/01/2033	20,000	22,236
Williamson County Community Unit School District No 5 Carterville, 3.75%, 01/01/2039	220,000	214,822
		2,549,705

Indiana - 5.0%
Argos Community Schools Building Corp., 5.00%, 07/15/2039	50,000	52,875
Beech Grove Central School Building Corp., 5.00%, 07/15/2027	205,000	211,058
Benton School Improvement Building Corp.
5.00%, 07/15/2029	80,000	85,301
5.00%, 01/15/2030	80,000	85,928
5.00%, 07/15/2030	85,000	91,915
5.00%, 01/15/2031	85,000	92,519
5.00%, 07/15/2031	90,000	98,539
5.00%, 01/15/2032	90,000	99,141
5.00%, 07/15/2032	90,000	99,589
5.00%, 01/15/2033	95,000	105,551
5.00%, 07/15/2035	110,000	123,874
4.00%, 07/15/2040	205,000	206,578
Boone Township School Building Corp., 4.00%, 07/15/2038	370,000	367,273
Center Grove Community School Corp., 5.00%, 07/01/2026	250,000	251,088
Central Noble Community School Corp.
4.00%, 07/15/2029	45,000	46,304
4.00%, 01/15/2030	50,000	51,583
4.00%, 07/15/2030	50,000	51,669
4.00%, 01/15/2031	50,000	51,901
City of Bloomington IN, 3.75%, 08/15/2036	5,000	5,015
City of Fort Wayne IN Storm Water District Revenue, 4.00%, 08/01/2039	290,000	291,242
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2035	100,000	112,014
5.00%, 07/01/2036	100,000	110,444
Crown Point Multi School Building Corp., 5.00%, 07/15/2034	100,000	107,466
East Washington Multi School Building Corp., 4.00%, 07/15/2036	10,000	10,134
Elkhart Community Schools Building Corp., 3.75%, 01/15/2038	35,000	34,803
Franklin Township-Marion County Multiple School Building Corp., 5.00%, 07/15/2039	180,000	195,601
Fremont Community Schools, 0.05%, 01/15/2036	280,000	188,928
Hamilton Heights School Building Corp., 4.00%, 01/15/2027	10,000	10,082
Huntington Redevelopment Authority, 5.00%, 08/01/2039	580,000	633,012
Indiana Municipal Power Agency, 5.00%, 01/01/2029	135,000	135,721
Jay Schools Building Corp., 4.00%, 07/15/2042	415,000	402,598
Lawrence Township School Building Corp., 5.00%, 07/15/2040	125,000	134,077
Madison Consolidated School Building Corp., 5.00%, 01/15/2033	105,000	116,729
Rochester Community School Corp.
5.00%, 07/15/2027	85,000	87,163
4.00%, 01/15/2034	135,000	140,914
4.00%, 07/15/2034	70,000	73,057
4.00%, 01/15/2035	70,000	72,812
Tipton Community School Corp.
4.00%, 07/15/2026	40,000	40,127
4.00%, 01/15/2027	85,000	85,734
Town of Brownsburg IN, 3.00%, 07/01/2026	100,000	99,947
Town of Cicero IN, 5.00%, 07/01/2039	250,000	273,201
Town of Munster IN Waterworks Revenue
6.00%, 01/01/2033	425,000	495,625
4.00%, 07/01/2038	110,000	110,265
Westfield-Washington Multi-School Building Corp., 5.25%, 07/15/2037	110,000	122,698
		6,262,095

Iowa - 1.1%
City of Sioux Center IA, 4.00%, 06/01/2033	105,000	110,117
County of Mitchell IA, 4.00%, 06/01/2027	375,000	378,024
County of Pocahontas IA, 4.00%, 06/01/2035	35,000	36,009
Garner-Hayfield-Ventura Community School District
5.00%, 06/01/2036	235,000	257,300
4.00%, 06/01/2038	300,000	303,211
GMG Community School District, 5.00%, 06/01/2034	95,000	105,841
Southeast Polk Community School District, 5.00%, 05/01/2032	10,000	10,875
Underwood Community School District, 5.00%, 06/01/2033	10,000	11,153
Winterset Community School District, 3.00%, 05/01/2027	200,000	200,020
		1,412,550

Kansas - 1.2%
City of Derby KS, 3.20%, 12/01/2035	75,000	72,853
City of Maize KS, 4.00%, 10/01/2038	100,000	100,828
City of Olathe KS, 5.00%, 10/01/2027	1,015,000	1,051,447
City of Shawnee KS, 4.00%, 12/01/2027	30,000	30,740
City of Spring Hill KS, 4.00%, 09/01/2031	20,000	20,887
Kansas Development Finance Authority, 5.00%, 05/01/2029 (Obligor: University Of Kansas)	50,000	53,453
Riley County Unified School District No 383 Manhattan-Ogden, 5.00%, 09/01/2027	30,000	30,314
Saline Dickinson & McPherson Counties Unified School District No 306, 3.00%, 09/01/2027	65,000	64,871
Sedgwick County Unified School District No 260 Derby, 4.00%, 10/01/2038	120,000	120,088
		1,545,481

Kentucky - 3.3%
Barbourville Independent School District Finance Corp.
4.00%, 10/01/2033	115,000	119,320
4.00%, 10/01/2037	130,000	131,564
Barren County School District Finance Corp., 3.50%, 04/01/2034	5,000	4,989
City of Ashland KY Water & Sewer System Revenue, 3.25%, 04/01/2031	220,000	217,978
City of Georgetown KY Water & Sewer Revenue, 5.00%, 12/01/2039	500,000	551,039
City of Henderson KY, 3.00%, 04/01/2027	405,000	405,746
Jefferson County School District Finance Corp., 3.75%, 10/01/2038	45,000	44,272
Johnson County School District Finance Corp., 4.00%, 09/01/2032	140,000	146,063
Kentucky Bond Corp.
3.00%, 02/01/2032	250,000	241,385
3.00%, 02/01/2033	100,000	95,337
4.13%, 02/01/2037	250,000	253,940
Lewis County School District Finance Corp., 3.25%, 09/01/2035	25,000	24,422
Louisville Water Co., 3.00%, 11/15/2028	755,000	754,978
Metcalfe County School District Finance Corp., 3.00%, 12/01/2030	25,000	24,981
Nicholas County School District Finance Corp., 3.00%, 02/01/2034	180,000	175,186
Owen County School District Finance Corp., 3.50%, 05/01/2037	230,000	227,372
Perry County School District Finance Corp., 3.00%, 02/01/2029	40,000	40,001
Pulaski County School District Finance Corp., 4.25%, 06/01/2039	400,000	407,532
Shelby County Public School District, 4.00%, 11/01/2040	65,000	64,945
Simpson County School District Finance Corp., 3.05%, 08/01/2028	25,000	25,002
Wayne County School District Finance Corp., 3.75%, 08/01/2038	160,000	156,686
		4,112,738

Louisiana - 1.1%
Calcasieu Parish School District No 23, 4.00%, 09/01/2039	700,000	692,378
City of Lafayette LA Sales & Use Tax Revenue, 3.75%, 05/01/2027	50,000	50,030
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, 10/01/2026 (Obligor: La Cmnty & Tech Clg Sys)	10,000	10,115
Parish of East Baton Rouge Capital Improvements District, 5.00%, 08/01/2029	125,000	134,350
Parish of Rapides LA, 3.00%, 03/01/2027	50,000	49,930
St Charles Parish School District No 1, 3.50%, 03/01/2035	225,000	224,441
St John the Baptist Parish School District No 1
3.13%, 03/01/2028	70,000	69,934
3.63%, 03/01/2033	50,000	50,009
Union Parish Consolidated School District No 1, 4.00%, 03/01/2027	50,000	50,058
		1,331,245

Maine - 0.3%
City of Auburn ME, 4.00%, 09/01/2041	250,000	252,278
City of Biddeford ME, 5.00%, 10/01/2031	110,000	118,225
		370,503

Maryland - 0.2%
State of Maryland, 3.00%, 03/01/2030	160,000	159,870
Washington Suburban Sanitary Commission, 3.00%, 06/01/2029	100,000	100,091
		259,961

Massachusetts - 3.3%
City of Beverly MA, 3.00%, 04/15/2031	185,000	184,532
City of Boston MA, 3.00%, 04/01/2027	300,000	300,005
City of Lawrence MA, 4.00%, 06/01/2043	150,000	147,766
City of Springfield MA, 4.00%, 03/01/2041	710,000	708,998
Commonwealth of Massachusetts
4.00%, 02/01/2039	1,520,000	1,539,352
4.00%, 09/01/2039	200,000	196,893
Massachusetts State College Building Authority, 3.00%, 05/01/2032	245,000	244,999
Town of Auburn MA, 3.00%, 09/15/2029	100,000	99,938
Town of Duxbury MA, 3.00%, 09/01/2033	400,000	391,482
Town of Falmouth MA, 3.25%, 10/01/2038	50,000	49,368
Town of Hingham MA, 5.00%, 02/01/2030	5,000	5,495
Town of Scituate MA, 5.00%, 12/01/2026	15,000	15,271
Town of Somerset MA, 4.00%, 04/01/2043	235,000	225,694
		4,109,793

Michigan - 4.5%
Anchor Bay School District, 4.50%, 05/01/2043	255,000	261,689
Avondale School District, 3.50%, 11/01/2037	45,000	44,991
Benzie County Central Schools, 4.00%, 05/01/2035	5,000	5,142
City of Alpena MI
5.00%, 10/01/2031	145,000	160,075
5.00%, 10/01/2034	85,000	95,684
5.00%, 10/01/2036	25,000	28,063
4.00%, 10/01/2039	20,000	20,343
4.00%, 10/01/2040	300,000	307,264
City of Kalamazoo MI Wastewater System Revenue, 5.00%, 10/01/2040	420,000	456,717
City of Tecumseh MI
4.00%, 10/01/2038	295,000	307,931
4.00%, 10/01/2039	310,000	317,805
Clinton-Macomb Public Library, 3.30%, 04/01/2032	150,000	149,462
DeTour Area Schools, 4.00%, 05/01/2033	50,000	51,899
Grand Rapids & Kent County Joint Building Authority, 0.00%, 12/01/2028 (a)	360,000	333,045
Gwinn Area Community School District, 3.00%, 05/01/2030	440,000	436,666
Hart Public Schools/MI, 5.00%, 05/01/2041	345,000	375,146
Hudson Area Schools, 4.00%, 05/01/2039	215,000	215,966
Laingsburg Community School District, 4.00%, 05/01/2029	250,000	250,268
Memphis Community Schools, 4.00%, 05/01/2036	110,000	115,889
Morenci Area Schools, 5.25%, 05/01/2034	100,000	114,418
Niles Community Schools/MI, 3.25%, 05/01/2029	60,000	60,017
Onekama Consolidated Schools, 4.00%, 05/01/2029	445,000	445,229
Parchment School District, 3.38%, 05/01/2036	220,000	218,017
Perry Public Schools, 4.00%, 05/01/2030	100,000	100,087
Plymouth-Canton Community School District, 3.00%, 05/01/2028	85,000	85,021
Rapid River Public Schools, 5.00%, 05/01/2028	130,000	135,420
St Clair County Regional Educational Service Agency, 5.00%, 05/01/2030	215,000	231,599
Thornapple Kellogg School District, 4.00%, 05/01/2028	250,000	250,289
		5,574,142

Minnesota - 4.6%
City of Buffalo MN, 3.00%, 06/01/2031	400,000	400,008
City of Burnsville MN, 3.00%, 12/20/2033	5,000	4,949
City of Chanhassen MN, 3.00%, 02/01/2028	10,000	10,007
City of Circle Pines MN, 5.00%, 02/01/2035	40,000	45,746
City of Delano MN, 3.25%, 02/01/2032	30,000	30,002
City of Lino Lakes MN, 3.00%, 02/01/2031	360,000	355,464
City of Willmar MN, 3.00%, 02/01/2031	40,000	39,733
County of Blue Earth MN, 5.00%, 12/01/2033	1,070,000	1,213,771
County of Clay MN, 4.00%, 02/01/2035	700,000	730,496
County of Jackson MN, 4.00%, 02/01/2036	15,000	15,275
County of Ramsey MN, 3.00%, 02/01/2028	30,000	30,004
County of St Louis MN, 5.00%, 12/01/2036	150,000	170,525
County of Stevens MN, 4.00%, 12/01/2033	10,000	10,443
Delano Independent School District No 879, 3.05%, 02/01/2031	295,000	290,516
Duluth Independent School District No 709, 4.00%, 09/30/2026	2,000,000	2,009,376
Luverne Independent School District No 2184, 3.13%, 02/01/2036	15,000	14,559
Metropolitan Council, 3.00%, 03/01/2033	60,000	59,249
Mountain Iron-Buhl Independent School District No 712, 3.00%, 02/01/2034	300,000	300,067
Spring Lake Park Independent School District No 16, 3.00%, 02/01/2029	40,000	40,011
		5,770,201

Mississippi - 0.2%
University of Southern Mississippi, 3.00%, 03/01/2029	250,000	249,537

Missouri - 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.00%, 10/01/2027	130,000	134,357
City of Columbia MO, 5.00%, 10/01/2027	50,000	51,720
City of Independence MO
5.00%, 03/01/2027	20,000	20,437
5.00%, 03/01/2028	80,000	83,511
5.00%, 03/01/2030	10,000	10,829
Kansas City School District/MO, 5.00%, 03/01/2038	20,000	22,098
Lincoln County Fire Protection District No 1, 5.00%, 03/01/2032	10,000	10,968
Little Blue Valley Sewer District, 3.13%, 09/01/2031	100,000	100,001
Meadville Reorganized School District No R-4 Linn, 5.00%, 03/01/2037	50,000	50,891
Newton County Reorganized School District No R-6, 5.00%, 03/01/2028	175,000	181,815
Vernon County Reorganized School District No R-5 Nevada, 3.00%, 03/01/2032	350,000	339,106
		1,005,733

Montana - 0.3%
City of Billings MT, 4.00%, 07/01/2028	210,000	210,043
Gallatin County High School District No 7 Bozeman, 4.00%, 06/01/2029	20,000	20,284
Montana Board of Housing, 2.05%, 12/01/2035	205,000	169,698
		400,025

Nebraska - 2.2%
Cass County School District No 56 Conestoga, 4.00%, 12/15/2039	500,000	494,149
City of Gretna NE, 4.38%, 12/15/2041	1,100,000	1,106,976
City of Omaha NE, 4.00%, 04/15/2028	15,000	15,183
Douglas County School District No 59, 4.00%, 12/15/2031	40,000	40,040
Fremont School District, 4.00%, 12/15/2039	500,000	500,330
Omaha-Douglas Public Building Commission, 4.00%, 05/01/2043	500,000	485,556
York School District, 5.00%, 12/15/2031	135,000	145,993
		2,788,227

Nevada - 0.4%
County of Clark NV, 3.00%, 11/01/2033	80,000	78,786
Las Vegas Valley Water District, 5.00%, 06/01/2030	415,000	416,697
		495,483

New Hampshire - 0.6%
City of Dover NH, 3.00%, 06/15/2038	515,000	452,550
New Hampshire Municipal Bond Bank, 3.00%, 08/15/2034	220,000	215,615
State of New Hampshire, 5.00%, 04/01/2037	115,000	128,415
		796,580

New Jersey - 1.7%
City of New Brunswick NJ, 3.00%, 02/15/2030	35,000	35,002
County of Bergen NJ, 3.00%, 07/15/2031	200,000	198,353
Fredon Township Board of Education, 3.25%, 07/15/2033	650,000	632,909
Kingsway Regional School District, 3.00%, 01/15/2028	40,000	40,003
New Jersey Health Care Facilities Financing Authority, 4.00%, 07/01/2036 (Obligor: Rwj Barnabas Health Obliga)	5,000	4,986
Passaic County Utilities Authority, 3.00%, 03/01/2030	125,000	125,004
Township of Berkeley NJ, 3.00%, 05/15/2029	100,000	100,020
Township of Clinton NJ, 3.00%, 01/15/2030	5,000	5,001
Township of Dennis NJ
4.00%, 09/15/2033	300,000	323,655
4.00%, 09/15/2034	600,000	639,800
Township of Verona NJ, 3.00%, 02/15/2030	20,000	20,002
		2,124,735

New Mexico - 0.1%
City of Albuquerque NM, 3.00%, 07/01/2030	30,000	29,950
City of Santa Fe NM Gross Receipts Tax Revenue, 5.00%, 06/01/2026	90,000	90,373
		120,323

New York - 2.8%
Central Square Central School District, 4.00%, 10/01/2030	385,000	390,550
City of New York NY, 5.00%, 04/01/2038	525,000	567,062
County of Sullivan NY, 3.00%, 11/15/2033	580,000	556,007
Guilderland Central School District
3.00%, 06/15/2028	100,000	100,008
3.00%, 06/15/2030	100,000	100,000
Nanuet Union Free School District, 4.00%, 12/01/2038	5,000	5,131
New York City Transitional Finance Authority Building Aid Revenue, 4.00%, 07/15/2042	85,000	82,759
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2029	100,000	107,513
5.00%, 11/01/2030	95,000	104,201
4.50%, 11/01/2039	900,000	923,119
4.00%, 11/01/2040	25,000	24,454
New York State Housing Finance Agency, 4.50%, 11/01/2045	250,000	248,292
Orchard Park Central School District, 5.00%, 09/01/2030	260,000	274,704
Union Springs Central School District, 3.00%, 06/15/2028	10,000	10,002
Village of Williston Park NY, 3.00%, 08/15/2027	10,000	10,004
		3,503,806

North Carolina - 1.3%
City of Durham NC Water & Sewer Utility System Revenue, 4.00%, 08/01/2034	750,000	751,346
City of Winston-Salem NC Water & Sewer System Revenue, 4.00%, 06/01/2044	330,000	322,085
County of Guilford NC
3.00%, 02/01/2027	25,000	25,005
5.00%, 03/01/2030	30,000	32,697
Greenville Utilities Commission
5.00%, 04/01/2027	25,000	25,049
5.00%, 09/01/2029	150,000	161,765
North Carolina Housing Finance Agency, 4.00%, 07/01/2039	310,000	305,244
		1,623,191

North Dakota - 0.6%
City of West Fargo ND, 5.00%, 05/01/2031	175,000	182,937
City of Williston ND, 2.50%, 05/01/2026	100,000	99,939
Minot Public School District No 1, 4.00%, 08/01/2032	500,000	519,295
		802,171

Ohio - 3.3%
City of Cincinnati OH
3.00%, 12/01/2028	250,000	250,022
4.00%, 12/01/2030	375,000	381,875
City of Dayton OH Water System Revenue, 5.50%, 12/01/2040	250,000	268,065
City of Sidney OH
4.00%, 12/01/2030	40,000	41,882
4.00%, 12/01/2031	150,000	157,026
5.00%, 12/01/2043	125,000	129,563
City of Zanesville OH
4.00%, 12/01/2038	300,000	310,469
4.00%, 12/01/2040	55,000	56,024
Columbus City School District, 4.00%, 12/01/2038	55,000	55,068
County of Clark OH, 3.63%, 12/01/2038	75,000	73,494
County of Lucas OH, 3.00%, 10/01/2028	135,000	135,182
East Knox Local School District, 3.25%, 12/01/2027	325,000	325,043
Edison Local School District/Jefferson County, 3.00%, 12/01/2029	25,000	24,959
Hardin & Houston Local School District, 4.00%, 12/01/2035	110,000	110,026
Jackson Center Local School District, 3.50%, 12/01/2030	200,000	200,044
Ohio Water Development Authority, 5.00%, 06/01/2029	100,000	101,538
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2032	600,000	678,169
Rossford Exempted Village School District, 3.75%, 12/01/2042	245,000	234,428
State of Ohio
5.00%, 03/01/2028	250,000	261,835
5.00%, 06/15/2029	165,000	177,356
5.00%, 04/01/2035	40,000	45,517
Warren City School District, 4.00%, 12/01/2030	150,000	151,000
		4,168,585

Oklahoma - 1.8%
Canadian County Independent School District No 69 Mustang, 3.00%, 06/01/2026	5,000	5,002
City of Broken Arrow OK
3.00%, 01/01/2029	65,000	65,009
5.00%, 11/01/2035	20,000	22,184
City of Norman OK, 3.00%, 12/01/2031	100,000	97,794
City of Tulsa OK
4.00%, 11/01/2029	1,000,000	1,041,392
4.00%, 11/01/2036	420,000	434,626
Oklahoma Agricultural & Mechanical Colleges, 2.75%, 07/01/2032	180,000	174,937
Oklahoma Water Resources Board, 4.00%, 10/01/2038	60,000	60,108
Tulsa Public Facilities Authority, 3.00%, 06/01/2029	310,000	309,157
		2,210,209

Oregon - 0.4%
City of Medford OR, 4.00%, 06/01/2038	200,000	203,099
City of Portland OR Water System Revenue, 4.00%, 04/01/2032	250,000	250,044
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2029	5,000	5,182
		458,325

Pennsylvania - 1.9%
Big Spring School District, 3.13%, 02/15/2028	100,000	100,019
Chambersburg Area School District, 3.63%, 03/01/2033	25,000	25,004
Cheltenham Township School District, 2.00%, 02/15/2031	15,000	13,790
Commonwealth of Pennsylvania, 3.00%, 09/15/2033	100,000	95,864
County of Franklin PA, 3.50%, 11/01/2038	235,000	226,122
Dover Township Sewer Authority, 4.00%, 05/01/2037	650,000	657,238
Greater Hazleton Joint Sewer Authority, 4.00%, 05/15/2028	20,000	20,568
Hamburg Area School District, 3.00%, 04/01/2028	100,000	100,009
Mars Area School District, 3.50%, 03/01/2038	185,000	178,816
Norwin School District
6.00%, 03/01/2031	5,000	5,549
6.00%, 03/01/2032	5,000	5,662
6.00%, 03/01/2033	5,000	5,774
4.00%, 03/01/2034	5,000	5,118
4.00%, 03/01/2035	5,000	5,045
Pennsylvania Turnpike Commission, 4.00%, 06/01/2038	180,000	180,650
Township of Derry PA, 3.00%, 12/15/2028	155,000	155,007
Wilkinsburg School District, 3.00%, 05/15/2029	40,000	39,936
Wilson School District
5.00%, 05/15/2037	200,000	218,775
5.00%, 05/15/2042	250,000	265,882
		2,304,828

Rhode Island - 0.4%
Rhode Island Commerce Corp., 5.00%, 06/15/2029	135,000	135,595
Rhode Island Infrastructure Bank, 5.00%, 10/01/2030	175,000	188,358
Town of Bristol RI, 5.00%, 07/01/2033	100,000	113,357
		437,310

South Carolina - 0.6%
Anderson County School District No 4, 5.00%, 03/01/2039	300,000	333,682
City of North Charleston SC, 3.00%, 06/01/2027	20,000	19,999
Clemson University, 3.10%, 05/01/2030	50,000	49,906
Commission of Public Works City of Greer, 5.00%, 09/01/2036	25,000	27,895
County of Greenwood SC, 5.00%, 10/01/2026 (Obligor: Self Regional Healthcare)	30,000	30,322
County of Horry SC, 3.00%, 03/01/2032	50,000	49,275
County of Pickens SC, 3.00%, 06/01/2033	55,000	53,081
County of Richland SC, 4.00%, 03/01/2028	45,000	46,259
Irmo-Chapin Recreational District, 3.00%, 03/01/2029	35,000	34,872
Lexington County School District No 2, 3.00%, 03/01/2034	75,000	71,188
State of South Carolina, 5.00%, 04/01/2031	45,000	49,896
		766,375

South Dakota - 0.0% (b)
Harrisburg School District No 41-2, 5.00%, 02/01/2028	15,000	15,625

Tennessee - 3.8%
City of Crossville TN, 2.00%, 06/01/2035	510,000	420,791
City of Dayton TN, 4.00%, 06/01/2032	105,000	110,043
City of Knoxville TN Electric System Revenue
3.00%, 07/01/2028	100,000	99,890
3.25%, 07/01/2036	115,000	109,100
City of La Vergne TN, 5.00%, 04/01/2035	175,000	200,904
City of Lexington TN Electric Revenue
5.00%, 08/01/2026	60,000	60,442
5.00%, 08/01/2027	65,000	66,856
City of Memphis TN, 5.00%, 12/01/2030	15,000	16,472
City of Memphis TN Memphis Light Gas & Water Division Gas Revenue, 5.00%, 12/01/2028	70,000	71,035
City of Murfreesboro TN, 3.05%, 06/01/2031	935,000	920,262
City of Springfield TN, 3.25%, 06/01/2036	55,000	52,159
County of Sullivan TN, 3.38%, 05/01/2036	355,000	344,172
County of Unicoi TN, 4.00%, 07/01/2035	1,000,000	1,012,055
County of Williamson TN, 4.00%, 04/01/2030	10,000	10,120
State of Tennessee, 5.00%, 05/01/2036	1,100,000	1,230,441
		4,724,742

Texas - 10.1%
Anderson-Shiro Consolidated Independent School District, 3.00%, 02/15/2032	370,000	358,696
Arlington Independent School District, 5.00%, 02/15/2028	50,000	52,323
Bonham Independent School District, 4.00%, 02/15/2053	5,000	5,345
Buena Vista-Bethel Special Utiltiy District
6.50%, 12/15/2028	235,000	255,941
6.50%, 12/15/2032	150,000	174,004
City of Allen TX, 3.00%, 08/15/2027	290,000	290,030
City of Austin TX
5.00%, 09/01/2038	750,000	828,755
5.00%, 09/01/2039	465,000	514,986
5.00%, 09/01/2043	90,000	97,745
City of Balch Springs TX, 5.00%, 09/01/2033	80,000	88,719
City of Bellmead TX, 3.25%, 03/01/2030	220,000	220,006
City of Corpus Christi TX Utility System Revenue, 5.00%, 07/15/2044	125,000	131,331
City of Corsicana TX, 4.00%, 02/15/2041	300,000	298,429
City of Crowley TX, 3.50%, 08/01/2037	50,000	48,548
City of Del Rio TX, 3.00%, 06/01/2029	100,000	100,008
City of Denton TX, 3.50%, 02/15/2036	250,000	247,761
City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2032	145,000	145,057
City of Hutto TX, 5.00%, 08/01/2030	220,000	238,777
City of Irving TX Waterworks & Sewer System Revenue, 3.00%, 08/15/2033	50,000	48,439
City of Keller TX, 3.00%, 02/15/2029	200,000	199,412
City of Laredo TX, 4.00%, 02/15/2036	500,000	500,108
City of McKinney TX, 5.00%, 08/15/2035	20,000	22,491
City of Melissa TX
4.00%, 02/15/2033	500,000	500,229
4.00%, 02/15/2035	5,000	5,001
City of Murphy TX, 3.50%, 02/15/2038	95,000	91,748
City of Plano TX, 3.00%, 09/01/2032	200,000	197,849
City of Pleasanton TX, 4.00%, 08/01/2039	175,000	177,615
City of Portland TX, 4.00%, 08/15/2042	250,000	234,235
City of Waxahachie TX, 4.00%, 08/01/2031	255,000	255,746
Coolidge Independent School District, 5.00%, 02/15/2035	360,000	400,522
County of Bexar TX, 3.00%, 06/15/2029	250,000	250,033
County of Blanco TX, 5.00%, 08/01/2034	10,000	10,901
County of Caldwell TX, 3.25%, 02/01/2028	570,000	565,153
County of Chambers TX, 4.13%, 03/01/2042	415,000	406,022
County of Williamson TX, 3.00%, 02/15/2034	340,000	325,137
Dallas Area Rapid Transit, 4.00%, 12/01/2037	300,000	300,020
Dallas Fort Worth International Airport, 5.00%, 11/01/2039	5,000	5,468
Dallas Independent School District, 5.00%, 02/15/2027	75,000	76,657
East Montgomery County Municipal Utility District No 4, 6.50%, 04/01/2029	250,000	274,541
Galveston Independent School District, 5.00%, 02/01/2029	85,000	90,492
Grand Prairie Independent School District, 3.00%, 02/15/2029	290,000	290,172
Houston Independent School District, 5.00%, 02/15/2033	40,000	45,143
La Porte Independent School District, 3.00%, 02/15/2028	50,000	50,005
Lewisville Independent School District, 4.00%, 08/15/2038	300,000	301,612
Longview Independent School District, 5.00%, 02/15/2027	90,000	91,800
Lovejoy Independent School District, 3.00%, 02/15/2029	50,000	50,007
Montgomery County Municipal Utility District No 142, 6.00%, 09/01/2033	5,000	5,603
Pearland Independent School District, 5.00%, 02/15/2029	60,000	63,941
Permanent University Fund - University of Texas System, 4.00%, 07/01/2041	725,000	727,573
Plainview Independent School District, 4.00%, 02/15/2038	100,000	101,076
Rankin Independent School District, 4.00%, 02/15/2032	755,000	781,975
Riceland Management District, 6.50%, 09/01/2032	215,000	251,709
Rogers Independent School District, 3.00%, 08/15/2030	200,000	198,634
San Antonio River Authority Wastewater System Revenue, 4.00%, 01/01/2031	50,000	51,833
Town of Westlake TX, 4.00%, 02/15/2029	10,000	10,083
Trinity River Authority Central Regional Wastewater System Revenue, 5.00%, 08/01/2026	180,000	181,494
Wylie Independent School District, 3.25%, 08/15/2041 (c)(d)	305,000	302,243
Ysleta Independent School District
4.00%, 08/15/2036	100,000	101,686
4.00%, 08/15/2039	5,000	5,036
		12,645,905

Utah - 1.2%
Central Utah Water Conservancy District, 4.00%, 10/01/2038	885,000	885,257
City of Herriman City UT, 3.50%, 08/01/2035	195,000	188,856
City of Saratoga Springs UT Water Revenue, 3.00%, 12/01/2027	75,000	75,033
Murray City School District, 5.00%, 02/01/2029	20,000	21,287
Utah Transit Authority
3.00%, 12/15/2028	250,000	249,991
5.00%, 06/15/2031	25,000	27,240
		1,447,664

Virginia - 3.6%
Commonwealth of Virginia, 5.00%, 06/01/2030	905,000	950,960
County of Greene VA Water & Sewer System Revenue, 4.00%, 05/01/2039	1,250,000	1,263,330
County of Spotsylvania VA, 5.00%, 01/15/2028	1,000,000	1,043,753
Dumfries VA, 4.00%, 08/01/2042	510,000	505,274
Virginia Resources Authority, 4.00%, 11/01/2041	770,000	760,703
		4,524,020

Washington - 1.1%
Auburn School District No 408 of King & Pierce Counties, 5.00%, 12/01/2029	40,000	43,257
City of Bothell WA, 5.00%, 03/01/2027	300,000	306,745
City of Bothell WA Combined Utility Revenue, 3.25%, 12/01/2031	25,000	24,397
City of Seattle WA Drainage & Wastewater Revenue, 5.00%, 09/01/2027	225,000	232,959
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2029	105,000	113,626
Clark County Fire Protection District No 6, 4.00%, 12/01/2027	50,000	50,359
Clark County Public Utility District No 1 Water Revenue, 5.00%, 01/01/2028	100,000	101,766
County of King WA, 5.00%, 12/01/2030	60,000	66,000
Cowlitz County School District No 458 Kelso, 4.00%, 12/01/2033	65,000	66,065
Lake Whatcom Water & Sewer District, 4.00%, 11/01/2035	65,000	64,997
Snohomish & Island Counties School District No 401 Stanwood-Camano, 4.00%, 12/15/2033	5,000	5,051
Snohomish County School District No 103 Monroe, 5.00%, 12/01/2030	40,000	43,871
Thurston County School District No 33 Tumwater, 5.00%, 12/01/2028	100,000	100,425
Vera Water & Power, 4.00%, 01/01/2027	200,000	199,324
		1,418,842

West Virginia - 0.2%
West Virginia Water Development Authority, 5.00%, 11/01/2033	240,000	242,537

Wisconsin - 4.9%
Appleton Area School District, 5.00%, 03/01/2033	130,000	139,668
Bristol School District No 1, 4.13%, 05/01/2041	5,000	5,344
City of Beaver Dam WI, 3.00%, 04/01/2026	100,000	100,000
City of Dodgeville WI, 4.00%, 03/01/2039	180,000	182,132
City of Madison WI, 3.00%, 10/01/2026	20,000	20,005
City of Oak Creek WI, 4.00%, 04/01/2031	10,000	10,412
City of River Falls WI Water System Revenue, 5.00%, 05/01/2030	20,000	21,609
City of Sparta WI, 5.00%, 05/01/2034	25,000	28,029
City of Superior WI, 3.00%, 10/01/2027	210,000	210,109
City of West Bend WI, 4.00%, 04/01/2039	800,000	807,710
County of Dunn WI, 4.00%, 09/01/2034	240,000	253,575
County of Grant WI, 5.00%, 03/01/2028	200,000	207,561
County of Sauk WI, 3.00%, 04/01/2027	20,000	19,992
County of Wood WI, 4.00%, 10/01/2033	60,000	61,915
Durand School District/WI, 3.00%, 04/01/2028	250,000	249,868
Hartford Joint School District No 1, 4.00%, 04/01/2036	90,000	93,384
Kenosha Unified School District No 1, 3.00%, 04/01/2029	605,000	604,988
Monona Grove School District, 4.00%, 05/01/2032	70,000	72,196
Onalaska School District, 5.00%, 04/01/2036	25,000	27,259
Oregon School District/WI, 3.00%, 03/01/2032	200,000	197,455
Racine Unified School District, 4.00%, 04/01/2030	665,000	679,923
Reedsburg School District, 3.00%, 04/01/2031	55,000	54,642
Sheboygan Falls School District, 4.00%, 04/01/2027	125,000	125,138
Village of Cottage Grove WI, 5.00%, 04/01/2032	610,000	674,127
Village of DeForest WI, 5.00%, 05/01/2033	75,000	83,055
Village of North Fond Du Lac WI, 4.00%, 12/01/2035	215,000	224,144
Village of Shorewood WI, 3.00%, 08/01/2029	335,000	330,953
Village of Sussex WI, 4.00%, 03/01/2034	20,000	20,957
Wisconsin Department of Transportation
5.00%, 07/01/2027	250,000	257,858
4.00%, 07/01/2039	375,000	376,020
		6,140,028
TOTAL MUNICIPAL BONDS (Cost $104,314,851)		103,678,348

U.S. TREASURY SECURITIES - 15.5%	Par	Value
United States Treasury Note/Bond
3.38%, 02/29/2028	1,000,000	992,187
1.88%, 02/28/2029	1,000,000	946,777
3.50%, 03/15/2029	1,000,000	991,211
2.38%, 03/31/2029	1,000,000	959,199
0.63%, 05/15/2030	1,000,000	876,094
4.00%, 05/31/2030	1,000,000	1,003,516
3.88%, 06/30/2030	1,000,000	998,574
3.88%, 07/31/2030	1,000,000	998,457
0.63%, 08/15/2030	1,000,000	868,574
3.63%, 09/30/2030	1,000,000	987,637
3.50%, 11/30/2030	1,000,000	981,680
3.63%, 12/31/2030	1,000,000	986,504
4.00%, 01/31/2031	1,000,000	1,002,246
3.50%, 02/28/2031	1,000,000	980,664
2.75%, 08/15/2032	1,000,000	925,117
3.88%, 08/31/2032	1,000,000	987,598
3.75%, 10/31/2032	1,000,000	979,297
3.88%, 12/31/2032	1,000,000	985,605
4.00%, 01/31/2033	1,000,000	992,500
3.75%, 02/28/2033	1,000,000	977,266
TOTAL U.S. TREASURY SECURITIES (Cost $19,543,009)		19,420,703

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (e)	1,746,091	1,746,091
TOTAL MONEY MARKET FUNDS (Cost $1,746,091)		1,746,091

TOTAL INVESTMENTS - 99.9% (Cost $125,603,951)		124,845,142
Other Assets in Excess of Liabilities - 0.1%		110,681
		$124,955,823

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Zero coupon bonds make no periodic interest payments.
(b)	Represents less than 0.05% of net assets.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi Capital, LLC (“Curi” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2026	Level 1	Level 2	Level 3	Total
RMB Quality Intermediate Tax-Exempt Municipal Fund
Assets
Municipal Bonds[1]	$-	$103,678,348	$-	$103,678,348
U.S. Treasury Securities	-	19,420,703	-	19,420,703
Money Market Funds	1,746,091	-	-	1,746,091
Total Investments	$1,746,091	$123,099,051	$-	$124,845,142

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by state.